Asset Under Development (Tables)	6 Months Ended
Jun. 30, 2019
Extractive Industries [Abstract]
Schedule for Assets Under Development

(in thousands of $)	June 30, 2019
Opening asset under development balance	20,000
Transfer from other non-current assets (note 13)	31,048
Additions	127,444
Interest costs capitalized	1,888
Other costs capitalized	6,580
Closing asset under development balance	186,960

Contractual Obligation, Fiscal Year Maturity	As at June 30, 2019, the estimated timing of the outstanding payments in connection with the Gimi conversion are as follows:

Period ending December 31,
(in thousands of $)	June 30, 2019
2019 (1)	235,923
2020	364,748
2021	213,203
2022	230,724
2023	134,231
1,178,829

(1) For the six months ending December 31, 2019